Quarterly Report
January 31, 2021
MFS®  Intermediate Income Trust
MIN-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace – 0.6%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$2,486,000	$2,773,160
Apparel Manufacturers – 0.6%
NIKE, Inc., 2.75%, 3/27/2027	$2,600,000	$2,858,624
Asset-Backed & Securitized – 1.6%
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 0.466% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	$302,482	$302,496
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,892,123
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	338,315	338,564
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,050,405	1,053,678
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	765,526	764,569
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 1.143% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	1,781,009	1,776,698
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	996,749
		$7,124,877
Automotive – 2.1%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$1,779,897
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,250,000	1,250,000
Hyundai Capital America, 2.375%, 2/10/2023 (n)	577,000	594,791
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,094,000	2,479,352
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,887,234
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,508,093
		$9,499,367
Brokerage & Asset Managers – 2.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$3,628,340
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	747,583
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,046,306
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,152,024
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,150,000	3,539,258
		$11,113,511
Building – 0.7%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$3,370,463
Business Services – 1.1%
Mastercard, Inc., 3.3%, 3/26/2027	$2,750,000	$3,101,695
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,737,000	1,759,512
		$4,861,207
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,555,756
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,802,882
		$4,358,638
Computer Software – 1.4%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$399,000	$473,660
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	2,054,000	2,396,829
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,450,877
		$6,321,366
Computer Software - Systems – 0.7%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$3,047,735
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$1,760,000	$2,083,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,441,723
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,272,098
		$6,713,821
Consumer Services – 1.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,679,046
Booking Holdings, Inc., 3.55%, 3/15/2028	2,737,000	3,105,140
Conservation Fund, 3.474%, 12/15/2029	563,000	616,931
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	480,000	403,763
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	1,525,000	1,221,360
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	1,392,000	918,137
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	480,000	280,897
		$8,225,274
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$4,353,579
Microchip Technology, Inc., 3.922%, 6/01/2021	1,213,000	1,227,012
		$5,580,591
Emerging Market Quasi-Sovereign – 0.5%
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	$733,000	$763,867
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,357,000	1,364,246
		$2,128,113
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$813,765
Energy - Integrated – 1.7%
BP Capital Markets PLC, 4.742%, 3/11/2021	$1,810,000	$1,818,698
Cenovus Energy, Inc., 5.375%, 7/15/2025	1,067,000	1,204,506
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,439,992
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,374,510
		$7,837,706
Financial Institutions – 2.1%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,719,000	$1,888,205
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	2,326,000	2,751,234
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,278,978
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	598,664
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	852,000	832,437
		$9,349,518
Food & Beverages – 0.8%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,827,430
Gaming & Lodging – 1.2%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$3,324,757
Marriott International, Inc., 2.3%, 1/15/2022	1,686,000	1,708,304
Marriott International, Inc., 5.75%, 5/01/2025	271,000	314,313
		$5,347,374
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,318,045
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$627,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,363,738
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,328,347
		$6,692,085
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,510,000	$2,535,813
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,459,534
Machinery & Tools – 1.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$518,446
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,511,893
Deere & Co., 2.75%, 4/15/2025	813,000	881,060
		$4,911,399
Major Banks – 12.9%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$5,400,000	$5,541,155
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,175,354
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,685,870
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	3,857,000	4,016,599
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,542,206
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,030,887
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)	2,250,000	2,519,996
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,025,655
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,730,802
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,806,046
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,653,877
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	894,000	895,618
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,127,267
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,568,843
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,808,035
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	2,500,000	2,606,136
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	382,000	382,844
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	6,138,543
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	800,000	841,511
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	407,000	440,871
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,204,497
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	776,559
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,852,479
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,519,002
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,500,000	1,578,138
		$58,468,790
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,250,000	$1,512,662
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$1,726,203
Metals & Mining – 1.4%
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	$1,250,000	$1,458,231
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,636,950
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	2,140,767
Newmont Corp., 2.25%, 10/01/2030	1,150,000	1,180,307
		$6,416,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.9%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,626,324
MPLX LP, 3.5%, 12/01/2022	1,584,000	1,664,177
MPLX LP, 4%, 3/15/2028	3,395,000	3,861,270
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,595,131
		$8,746,902
Mortgage-Backed – 0.9%
Fannie Mae, 6.5%, 11/01/2031	$514,336	$608,853
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	6,768	7,926
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,581,813
Freddie Mac, 3.187%, 9/25/2027	550,000	627,356
Freddie Mac, 3.92%, 9/25/2028	100,000	119,735
Freddie Mac, 4.06%, 10/25/2028	582,000	700,574
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	348,288	416,902
Ginnie Mae, 5.87%, 4/20/2058	25,934	30,157
		$4,093,316
Municipals – 5.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$4,000,000	$3,992,680
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	595,000	600,486
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	180,000	180,742
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	575,000	583,257
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	405,000	414,991
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	1,709,000	1,765,004
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,737,750
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,789,900
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	425,000	431,069
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,704,000	3,651,662
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,675,000	1,688,266
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	3,635,000	3,460,702
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	2,010,000	2,023,869
		$24,320,378
Oils – 1.0%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,092,182
Valero Energy Corp., 2.85%, 4/15/2025	1,052,000	1,116,438
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,553,377
		$4,761,997
Other Banks & Diversified Financials – 1.2%
BBVA USA, 2.875%, 6/29/2022	$1,826,000	$1,885,397
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	1,784,000	1,793,703
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,843,197
		$5,522,297
Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.6%, 12/15/2025	$832,000	$892,252
Pharmaceuticals – 1.3%
AbbVie, Inc., 3.45%, 3/15/2022	$3,000,000	$3,086,988
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	2,628,000	2,750,804
		$5,837,792
Real Estate - Retail – 2.0%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,655,398
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	3,357,312
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	2,875,000	3,160,218
		$9,172,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.9%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$2,782,969
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	2,755,000	2,954,011
Home Depot, Inc., 2.5%, 4/15/2027	2,750,000	2,985,278
		$8,722,258
Specialty Stores – 0.7%
Advance Auto Parts, 1.75%, 10/01/2027	$3,000,000	$3,059,393
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,099,742
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,477,036
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	1,068,962
Crown Castle International Corp., 2.25%, 1/15/2031	1,000,000	1,014,771
T-Mobile USA, Inc., 3.875%, 4/15/2030 (n)	2,500,000	2,828,400
		$9,389,169
Tobacco – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$2,336,774
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.35%, 4/01/2021	$7,600	$7,636
Small Business Administration, 6.34%, 5/01/2021	9,391	9,466
Small Business Administration, 6.44%, 6/01/2021	6,818	6,900
Small Business Administration, 6.625%, 7/01/2021	9,103	9,216
Small Business Administration, 5.34%, 11/01/2021	47,727	48,425
Small Business Administration, 4.93%, 1/01/2024	45,613	47,706
Small Business Administration, 5.36%, 11/01/2025	113,720	121,991
Small Business Administration, 5.39%, 12/01/2025	71,472	76,665
		$328,005
U.S. Treasury Obligations – 31.0%
U.S. Treasury Notes, 1.75%, 11/30/2021	$3,010,000	$3,050,917
U.S. Treasury Notes, 2.625%, 12/15/2021	12,500,000	12,773,437
U.S. Treasury Notes, 1.75%, 2/28/2022	10,420,000	10,603,164
U.S. Treasury Notes, 1.75%, 5/15/2022	3,250,000	3,318,428
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	15,192,388
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	13,466,146
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	9,036,148
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,923,692
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,570,184
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,607,486
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,528,641
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,760,183
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	8,212,275
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,509,401
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,425,352
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,542,607
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,795,488
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	5,255,288
		$140,571,225
Utilities - Electric Power – 3.9%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$495,389
Enel Americas S.A., 4%, 10/25/2026	252,000	280,983
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,656,103
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	3,088,497
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	3,256,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	$3,000,000	$2,976,413
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	965,190
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	547,962
Southern California Edison, 6.65%, 4/01/2029	816,000	1,020,625
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	1,004,646
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	251,598
		$17,544,038
Total Bonds		$441,303,467
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.09% (v)	9,732,158	$9,732,158

Other Assets, Less Liabilities – 0.6%		2,650,055
Net Assets – 100.0%		$453,685,680
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,732,158 and $441,303,467, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $82,947,165, representing 18.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$140,899,230	$—	$140,899,230
Non - U.S. Sovereign Debt	—	8,577,433	—	8,577,433
Municipal Bonds	—	24,320,378	—	24,320,378
U.S. Corporate Bonds	—	167,316,665	—	167,316,665
Residential Mortgage-Backed Securities	—	4,093,316	—	4,093,316
Commercial Mortgage-Backed Securities	—	4,281,114	—	4,281,114
Asset-Backed Securities (including CDOs)	—	2,843,763	—	2,843,763
Foreign Bonds	—	88,971,568	—	88,971,568
Mutual Funds	9,732,158	—	—	9,732,158
Total	$9,732,158	$441,303,467	$—	$451,035,625
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,790,424	$19,822,622	$16,880,888	$—	$—	$9,732,158
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,336	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.